Segment Disclosures Recon from Segment to Consolidated - Assets and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 46,040	$ 45,302
Equity-method investments	6,235	7,821
Transmission And Gulf Of Mexico [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	18,796	18,480
Northeast G And P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	15,399	14,526
West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,265	11,815
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,151	849
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments	741	776
Operating Segments [Member] | Northeast G And P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments	3,973	5,319
Operating Segments [Member] | West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments	1,521	1,726
Operating Segments [Member] | Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments	0	0
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(571)	(368)
Equity-method investments	$ 0	$ 0